CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT
Short-term debts amount	Rp 8,191	Rp 6,682
Long-term debts amount	54,662	61,897
Total debts amount	62,853	68,579
Equity attributable to owners of the parent company amount	129,224	121,631
Total amount	Rp 192,077	Rp 190,210
Short-term debts portion (as a percent)	4.26%	3.51%
Long-term debts portion (as a percent)	28.46%	32.54%
Total debts portion (as a percent)	32.72%	36.05%
Equity attributable to owners of the parent company portion (as a percent)	67.28%	63.95%
Total portion (as a percent)	100.00%	100.00%